SUBSEQUENT EVENTS (Details) - USD ($)			3 Months Ended
	Nov. 09, 2020	Oct. 29, 2020	Dec. 31, 2020	Oct. 08, 2020	Sep. 30, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Cash					$ 3,189,455	$ 34,000
Subsequent Event
Subsequent Event [Line Items]
Transaction bonuses			$ 20,000,000	$ 20,000,000
Subsequent Event | MPH Acquisition Holdings LLC | Senior secured revolving credit facility
Subsequent Event [Line Items]
Credit facility borrowing amount		$ 100,000,000
Credit facility maximum borrowing amount		$ 450,000,000
Subsequent Event | MPH Acquisition Holdings LLC | Senior secured revolving credit facility | Minimum
Subsequent Event [Line Items]
First lien secured leverage ratio		1.00
Subsequent Event | MPH Acquisition Holdings LLC | Senior secured revolving credit facility | Maximum
Subsequent Event [Line Items]
First lien secured leverage ratio		6.75
Subsequent Event | HSTechnology Solutions, Inc. ("HST")
Subsequent Event [Line Items]
Percentage of interest acquired	100.00%
Cash paid for business acquisition	$ 140,000,000
Acquired amount	$ 4,300,000
Subsequent Event | Holdings Units
Subsequent Event [Line Items]
Expense amount			$ 106,200,000
5.750% Notes | Subsequent Event | MPH Acquisition Holdings LLC
Subsequent Event [Line Items]
Aggregate principal amount		$ 1,300,000
Senior notes, percentage		5.75%
Cash		$ 715,000,000
7.125% Senior Notes | MPH Acquisition Holdings LLC
Subsequent Event [Line Items]
Repay of indebtendness		$ 369,000,000
7.125% Senior Notes | Subsequent Event | MPH Acquisition Holdings LLC
Subsequent Event [Line Items]
Senior notes, percentage		7.125%